Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts payable	$ 14,884	$ 6,924
Compensation payable	12,596	8,505
Other liabilities	3,559	5,327
Taxes payable	388	398
Trade and other payables	$ 31,427	$ 21,154